Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets and liabilities [Abstract]
Provision for doubtful accounts	$ 6,374,477	$ 8,701,439
Net operating loss carryforward	19,012,186	19,478,753
Accrued expenses and others	3,899,556	3,510,029
Deferred tax assets, gross	29,286,219	31,690,221
Less: valuation allowance	(29,286,219)	(31,538,060)
Deferred tax assets		152,161
Intangible assets		153,033
Property, plant and equipment	165,735
Bad debt allowance	12,847
Deferred tax liabilities	178,582	153,033
Total deferred tax liabilities	$ 178,582	$ 872